REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND
REVENUESHARES ULTRA DIVIDEND FUND
REVENUESHARES GLOBAL GROWTH FUND

Supplement dated December 10, 2015 to the Prospectus dated October 28, 2015, as supplemented December 2, 2015

Effective December 18, 2015, the RevenueShares ETF Trust will change its name to the Oppenheimer Revenue Weighted ETF Trust, and all references to “RevenueShares ETF Trust” will be replaced with “Oppenheimer Revenue Weighted ETF Trust.”

Effective December 18, 2015, all references to each Fund’s “Prior Fund Name” will be replaced with the corresponding “New Fund Name,” as set forth below:

Prior Fund Name	New Fund Name
RevenueShares Large Cap Fund	Oppenheimer Large Cap Revenue ETF
RevenueShares Mid Cap Fund	Oppenheimer Mid Cap Revenue ETF
RevenueShares Small Cap Fund	Oppenheimer Small Cap Revenue ETF
RevenueShares Financials Sector Fund	Oppenheimer Financials Sector Revenue ETF
RevenueShares ADR Fund	Oppenheimer ADR Revenue ETF
RevenueShares Navellier Overall A-100 Fund	Oppenheimer Navellier Overall A-100 Revenue ETF
RevenueShares Ultra Dividend Fund	Oppenheimer Ultra Dividend Revenue ETF
RevenueShares Global Growth Fund	Oppenheimer Global Growth Revenue ETF

Please retain this Supplement with your Prospectus for future reference.

REVENUESHARES ETF TRUST

REVENUESHARES CONSUMER DISCRETIONARY SECTOR FUND
REVENUESHARES CONSUMER STAPLES SECTOR FUND
REVENUESHARES EMERGING MARKET FUND
REVENUESHARES ENERGY SECTOR FUND
REVENUESHARES HEALTH CARE SECTOR FUND
REVENUESHARES INDUSTRIALS SECTOR FUND
REVENUESHARES INFORMATION TECHNOLOGY SECTOR FUND
REVENUESHARES MATERIALS SECTOR FUND
REVENUESHARES UTILITIES SECTOR FUND

Supplement dated December 10, 2015 to the Prospectus dated October 28, 2015, as supplemented December 2, 2015

Effective December 18, 2015, the RevenueShares ETF Trust will change its name to the Oppenheimer Revenue Weighted ETF Trust, and all references to “RevenueShares ETF Trust” will be replaced with “Oppenheimer Revenue Weighted ETF Trust.”

Effective December 18, 2015, all references to each Fund’s “Prior Fund Name” will be replaced with the corresponding “New Fund Name,” as set forth below:

Prior Fund Name	New Fund Name
RevenueShares Consumer Discretionary Sector Fund	Oppenheimer Consumer Discretionary Sector Revenue ETF
RevenueShares Consumer Staples Sector Fund	Oppenheimer Consumer Staples Sector Revenue ETF
RevenueShares Emerging Market Fund	Oppenheimer Emerging Market Revenue ETF
RevenueShares Energy Sector Fund	Oppenheimer Energy Sector Revenue ETF
RevenueShares Health Care Sector Fund	Oppenheimer Health Care Sector Revenue ETF
RevenueShares Industrials Sector Fund	Oppenheimer Industrials Sector Revenue ETF
RevenueShares Information Technology Sector Fund	Oppenheimer Information Technology Sector Revenue ETF
RevenueShares Materials Sector Fund	Oppenheimer Materials Sector Revenue ETF
RevenueShares Utilities Sector Fund	Oppenheimer Utilities Sector Revenue ETF

Please retain this Supplement with your Prospectus for future reference.

REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND
REVENUESHARES ULTRA DIVIDEND FUND
REVENUESHARES GLOBAL GROWTH FUND
REVENUESHARES CONSUMER DISCRETIONARY SECTOR FUND
REVENUESHARES CONSUMER STAPLES SECTOR FUND
REVENUESHARES EMERGING MARKET FUND
REVENUESHARES ENERGY SECTOR FUND
REVENUESHARES HEALTH CARE SECTOR FUND
REVENUESHARES INDUSTRIALS SECTOR FUND
REVENUESHARES INFORMATION TECHNOLOGY SECTOR FUND
REVENUESHARES MATERIALS SECTOR FUND
REVENUESHARES UTILITIES SECTOR FUND

Supplement dated December 10, 2015 to the Statement of Additional Information (“SAI”) dated October 28, 2015, as supplemented December 2, 2015

Effective December 18, 2015, the RevenueShares ETF Trust will change its name to the Oppenheimer Revenue Weighted ETF Trust, and all references to “RevenueShares ETF Trust” will be replaced with “Oppenheimer Revenue Weighted ETF Trust.”

Effective December 18, 2015, all references to each Fund’s “Prior Fund Name” will be replaced with the corresponding “New Fund Name,” as set forth below:

Prior Fund Name	New Fund Name
RevenueShares Large Cap Fund	Oppenheimer Large Cap Revenue ETF
RevenueShares Mid Cap Fund	Oppenheimer Mid Cap Revenue ETF
RevenueShares Small Cap Fund	Oppenheimer Small Cap Revenue ETF
RevenueShares Financials Sector Fund	Oppenheimer Financials Sector Revenue ETF
RevenueShares ADR Fund	Oppenheimer ADR Revenue ETF
RevenueShares Navellier Overall A-100 Fund	Oppenheimer Navellier Overall A-100 Revenue ETF
RevenueShares Ultra Dividend Fund	Oppenheimer Ultra Dividend Revenue ETF
RevenueShares Global Growth Fund	Oppenheimer Global Growth Revenue ETF
RevenueShares Consumer Discretionary Sector Fund	Oppenheimer Consumer Discretionary Sector Revenue ETF

RevenueShares Consumer Staples Sector Fund	Oppenheimer Consumer Staples Sector Revenue ETF
RevenueShares Emerging Market Fund	Oppenheimer Emerging Market Revenue ETF
RevenueShares Energy Sector Fund	Oppenheimer Energy Sector Revenue ETF
RevenueShares Health Care Sector Fund	Oppenheimer Health Care Sector Revenue ETF
RevenueShares Industrials Sector Fund	Oppenheimer Industrials Sector Revenue ETF
RevenueShares Information Technology Sector Fund	Oppenheimer Information Technology Sector Revenue ETF
RevenueShares Materials Sector Fund	Oppenheimer Materials Sector Revenue ETF
RevenueShares Utilities Sector Fund	Oppenheimer Utilities Sector Revenue ETF

Please retain this Supplement with your SAI for future reference.